ACQUIRED INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)
Acquired Finite Lived Intangible Asset Gross		¥ 76,168			¥ 76,168
Accumulated amortization		(70,699)			(71,520)
Acquired intangible assets, net		5,469		$ 683	4,648
Impairment on intangible assets	¥ 0	0	¥ 1,433
Technology Rights [Member]
Acquired Finite Lived Intangible Asset Gross		71,429			71,429
Others [Member]
Acquired Finite Lived Intangible Asset Gross		¥ 4,739			¥ 4,739